Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103
(215) 564-8000

January 18, 2024

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549
Attention: Jaea Hahn

RE:	Delaware Group Equity Funds II (the “Registrant”)
File No. 811-00750

Dear Ms. Hahn:

On behalf of the Registrant, attached herewith for filing pursuant to the provisions of the Securities Act of 1933 (the “1933 Act”), including Rule 488 thereunder, is the electronic version of the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) which contains one Proxy Statement/Prospectus and related statement of additional information (“SAI”) to accomplish the proposed reorganizations of five series of Ivy Funds, one series of Voyageur Mutual Funds III, three series of Delaware Group Equity Funds IV, one series of Delaware Group Income Funds and one series of Delaware Group Global & International Funds (each an “Acquired Fund”) with and into six series of Ivy Funds, one series of Delaware Group Adviser Funds, and one series of the Registrant (each an “Acquiring Fund”) as identified below:

Acquired Fund	Acquired Trust	Acquiring Fund	Acquiring Trust
Delaware Ivy Accumulative Fund	Ivy Funds	Delaware Ivy Large Cap Growth Fund	Ivy Funds
Delaware Select Growth Fund	Voyageur Mutual Funds III	Delaware Ivy Large Cap Growth Fund	Ivy Funds
Delaware Mid Cap Growth Equity Fund (formerly, Delaware Smid Cap Growth Fund)	Delaware Group Equity Funds IV	Delaware Ivy Mid Cap Growth Fund	Ivy Funds
Delaware Small Cap Growth Fund	Delaware Group Equity Funds IV	Delaware Ivy Small Cap Growth Fund	Ivy Funds
Delaware Ivy Core Bond Fund	Ivy Funds	Delaware Diversified Income Fund	Delaware Group Adviser Funds
Delaware High-Yield Opportunities Fund	Delaware Group Income Funds	Delaware Ivy High Income Fund	Ivy Funds
Delaware Ivy Value Fund	Ivy Funds	Delaware Value Fund	Delaware Group Equity Funds II
Delaware Global Equity Fund	Delaware Group Equity Funds IV	Delaware Ivy Global Growth Fund	Ivy Funds
Delaware Global Equity Fund II (formerly, Delaware Global Value Equity Fund)	Ivy Funds	Delaware Ivy Global Growth Fund	Ivy Funds

U.S. Securities and Exchange Commission
January 18, 2024

Acquired Fund	Acquired Trust	Acquiring Fund	Acquiring Trust
Delaware International Equity Fund (formerly, Delaware International Value Equity Fund)	Delaware Group Global & International Funds	Delaware Ivy International Core Equity Fund	Ivy Funds
Delaware International Equity Fund II (formerly, Delaware Ivy International Value Fund)	Ivy Funds	Delaware Ivy International Core Equity Fund	Ivy Funds

This Registration Statement is being filed to register Class A, Class C, Class R, Class R6 and Institutional Class shares of the Delaware Value Fund, a series of the Registrant, that will be issued to shareholders of the Delaware Ivy Value Fund, a series of Ivy Funds, in connection with the transfer of substantially all of the assets of such Acquired Fund to the corresponding Acquiring Fund, pursuant to an Agreement and Plan of Reorganization, which is included in the Registration Statement. The Agreement and Plan of Reorganization is being submitted to a vote of the shareholders of each Acquired Fund at a special shareholders meeting currently scheduled to be held on March 25, 2024.

The Registrant has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2 of the Investment Company Act of 1940. Therefore, no filing fee is due at this time.

Please be advised that concurrent with this filing, the Ivy Funds and Delaware Group Adviser Funds are each filing a registration statement on Form N-14 which contains the identical Proxy Statement/Prospectus.  Thus, while these three registrants today are filing three registration statements on Form N-14, there is only one form of Proxy Statement/Prospectus for these transactions that needs to be reviewed.

If you have any questions or comments regarding this filing, please call me at (215) 564-8071 or Jonathan M. Kopcsik at (215) 564-8099.

Very truly yours,

/s/ Taylor Brody
Taylor Brody
cc:	Emilia P. Wang
Macquarie Asset Management
Mark R. Greer
Jonathan M. Kopcsik
Bruce G. Leto